Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Leases [Abstract]
Term of leases	3 years
Restricted deposit	$ 188
Operating leases cost, rental space and vehicles	645	$ 646
Variable lease payments	$ 24	$ 12